Note 4 - Discontinued Operations (Details) - Discontinued Operations - Income Statement (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, discontinued operations	$ 82,796	$ 195,071	$ 372,203
Operating earnings (loss) before income taxes, discontinued operations	(5,938)	(1,987)	41,834
(Recovery of) provision for income taxes	(3,999)	(703)	17,016
Net operating earnings (loss) from discontinued operations	(1,939)	(1,284)	24,818
Net loss on disposal	(4,058)
Non controlling interest share of earnings		(44)	(1,940)
Net earnings (loss) attributable to common shareholders from discontinued operations	(5,997)	(1,328)	22,878
Net earnings (loss) per share from discontinued operations
Basic (in Dollars per share)	$ (0.18)	$ (0.04)	$ 0.76
Diluted (in Dollars per share)	$ (0.18)	$ (0.04)	$ 0.75
Field Asset Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, discontinued operations	58,063	163,413	339,416
Operating earnings (loss) before income taxes, discontinued operations	(3,623)	(5,072)	36,387
Residential Rental Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, discontinued operations	24,733	31,658	32,787
Operating earnings (loss) before income taxes, discontinued operations	$ (2,315)	$ 3,085	$ 5,447